UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Companies

Investment Company Act File Number:	811-09189

Exact name of Registrant as specified in charter:
Zazove Convertible Securities Fund, Inc.

Address of principal executive office:
1001 Tahoe Blvd.
Incline Village, NV 89451

Name and Address of Agent for Service:
Mark R. Ludviksen
1001 Tahoe Blvd.
Incline Village, NV 89451

Registrant's telephone number:  775.886.1500
Date of fiscal year end:  December 31

Date of reporting period: September 30, 2008

Item 1:	Schedule of Investments September 30, 2008 (unaudited)

ZAZOVE CONVERTIBLE SECURITIES FUND, INC.
SCHEDULE OF INVESTMENTS
September 30, 2008
(Unaudited)

                                          Principal/        Fair
                                            Shares/        Value
                                          Contracts
INVESTMENT SECURITIES - 104%

CONVERTIBLE PREFERRED STOCK - 26%
UNITED STATES - 26%
Affiliated Managers Group,Inc. 5.100%          1,200       44,054
   Due 04-15-36
Affiliated Managers Group,Inc. 5.150%         48,410    1,503,663
   Due 10-15-37
Bunge Limited 4.875%			      18,090    1,499,480
Carriage Services Cap Trust 7.000%            59,500    1,904,000
   Due 06-01-29
Citigroup Inc 6.500%                          46,000    1,852,880
Dune Energy, Inc. 10.000%                      2,278    1,492,090
Dune Energy, Inc. 10.000% (144A)(b)              309      202,395
Fleetwood Capital Trust 6.000%                97,960    1,126,540
   Due 02-15-28
Healthsouth Corporation 6.500%                 1,800    1,325,664
ION Media Networks 12.000%                         9        1,419
   Due 08-31-13 (c)
Quadramed Corp 5.500%                        113,000    1,977,500
Six Flags, Inc. 7.250% Due 08-15-09 (c)       90,300      504,777
Washington Mutual 5.375% Due 07-01-41          3,350        1,340

Total Convertible Preferred Stock (cost- $23,038,681)  13,435,803

CONVERTIBLE BONDS - 62%
INDONESIA - 0%
APP Finance VI Mauritius                   12,903,000      48,386
   0.000% Due 11-18-12 	(a)(c)(d)

INDIA - 2%
Vedanta Finance (Reg S)                     1,550,000   1,253,563
   4.600% Due 02-21-26

SINGAPORE - 4%
Global Crossing, Ltd.                       2,150,000   1,952,630
   5.000% Due 05-15-11 (d)

UNITED STATES - 56%
CA, Inc. 	                           1,600,000    1,718,000
   1.625% Due 12-15-09 (d)
Capital Source Inc.                        2,800,000    2,072,000
   7.250% Due 07-15-37 (d)
Carnival Corporation                       1,900,000    1,940,280
   2.000% Due 04-15-21 (d)
Cell Therapeutic, Inc.                     1,500,000      142,500
   4.000% Due 07-01-10 (d)
Chemed Corporation                         2,000,000    1,541,600
   1.875% Due 05-15-14
Continental Airlines                       1,000,000    1,011,700
   5.000% Due 06-15-23
Enpro Industries, Inc.                     1,100,000    1,372,250
   3.937% Due 10-15-15
FiberTower Corporation                     2,100,000    1,419,600
   9.000% Due 11-15-12
ION Media Networks                           851,692      178,855
  11.000% Due 07-31-13
Johnson and Johnson                        2,350,000    2,270,570
   0.000% Due 07-28-20 (c)(d)(e)
Level Three Communications                 1,000,000      978,300
   10.000% Due 05-01-11 (d)
Level Three Communications                 2,500,000    1,780,000
   3.500% Due 06-15-12
Liberty Media (MOT)                        1,560,000      585,000
   3.500% Due 01-15-31
Liberty Media (TWX)                        2,000,000    1,800,300
   3.125% Due 03-30-23
Merrill Lynch                              1,800,000    1,710,000
   0.000% Due 03-13-32 (c)(d)
Molson Coors Brewing Company               1,750,000    1,923,075
   2.500% Due 07-30-13
Newmont Mining Corporation - A               730,000      751,900
   1.250% Due 07-15-14
Rite Aid Corporation                       2,000,000    1,250,000
   8.500% Due 05-15-15
Sirius XM Radio, Inc. (144A)               2,000,000      855,000
   7.000% Due 12-01-14 (b)
Transocean, Inc. - A                       1,880,000    1,789,290
   1.625% Due 12-15-37
Transocean, Inc. - C                         120,000      109,212
   1.500% Due 12-15-37
US Airways Group, Inc.                     1,975,000    1,276,443
   7.000% Due 09-30-20
Virgin Media, Inc. (144A)                    870,000      570,503
   5.000% Due 08-08-23

        Total United States                            29,046,377

Total Convertible Bonds (cost - $40,460,030)           32,300,956

CONVERTIBLE BOND UNITS - 3%
UNITED STATES - 3%
Hercules Inc. 6.500%                           1,720    1,376,000
  Due 06-30-29

        Total convertible Bond Units (cost $1,300,0485)  1,376,000

COMMON STOCK - 4%
AUSTRALIA - 0%
Babcock & Brown Air, Ltd.                     13,100      122,485

UNITED STATES - 4%
Durect Corporation                           403,150    2,257,640
Scottish Re Group, Ltd.                      305,787        4,893

      Total United States                               2,262,533

      Total Commmon Stock (cost $3,068,843)             2,385,018

PREFERRED STOCK - 0%
GREAT BRITAIN - 0%
PTV, Inc. 10.000% Due 01-10-23                   594          377

      Total Preferred Stock (cost $2,953)

CALL OPTIONS - 1%
UNITED STATES - 1%
Lowes Corporation (d)                            800      396,000

      Total Call Options (cost $900,762)

WARRANTS - 1%
UNITED STATES - 1%
Mirant(Series A),strike price $21.87,         28,100      112,400
    Expire 01-03-11
Mirant(Series B),strike price $20.54,         65,200      284,272
    Expire 01-03-11

      Total Warrants (cost $944,827)                      396,672


OTHER - 7%
UNITED STATES - 7%
    Metromedia Int'l Group, Inc.              80,000    3,692,000
       appraisal rights (d)(f)

      Total Other (cost $629,451)                       3,692,000


TOTAL INVESTMENT SECURITIES (cost - $70,346,032)       53,982,826

INVESTMENT SECURITIES SOLD SHORT (1%)

COMMON STOCK (1%)
UNITED STATES - (1%)
Continental Airlines/ B (d)                   (39,100)  (652,188)

Total Common Stock (proceeds $641,088)                  (652,188)

TOTAL INVESTMENT SECURITIES SOLD SHORT                  (652,188)
      (proceeds $641,088)

OTHER ASSETS LESS LIABILITIES - (3)%                  (1,781,749)

NET ASSETS - 100%                                     $51,548,889

(a) This security is in default and interest is not being accrued on the position.
(b) 144A securities are those which are exempt from registration under Rule 144A of the U.S. Securities Act of 1933. These securities are subject to contractual or legal restrictions on their sale.
(c) Non-income producing securities.
(d) All or a portion of these securities are pledged as collateral for the margin account held by the custodian.
(e) Security was originally issued by Alza Corp, which was subsequently assumed by Johnson & Johnson through acquisition.
(f) The Fund is party to an appraisal action in the Delaware Court of Chancery in which it has requested the determination and payment of fair value of the 7.25% Cumulative Convertible preferred stock.


Percentages are based upon the fair value as a percent of net assets as of September 30, 2008.


Valuation of Measurements - In September 2006, the Statement of Financial Accounting Starndards No. 157, Fair Value Measurements (FAS 157), was issued. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements and is effective for the Fund's current fiscal year.

Various inputs are used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

    Level 1 - quoted prices in active markets for identical
              securities
    Level 2 - other significant observable inputs (including quoted prices for similiar securities, interest rates, prepayment speeds, credit risk, etc.)

    Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's net assets as of September 30, 2008:

Valuation Inputs                       Investments in Securities
Level 1 - Quotes prices                            $ 4,879,606
Level 2 - Other Significant Observable Inputs       44,759,032
Level 3 - Significant Unobservable Inputs            3,692,000

Net Investment in Securities                       $53,330,638

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
                                       Investments in Securities
Balance as of December 31, 2007                    $ 3,484,000
Realized gain(loss)                                          0
Change in unrealized appreciation                      208,000
Net purchases(sales)                                         0
Transfers in and/or out of Level 3                           0

Balance as of September 30, 2008                   $ 3,692,000


Item 2:	Controls and Procedures

(a) The registrant's principal executive officers have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3:  Exhibits
(a)  Certification of Principal Executive Officer.

(b)  Certification of Principal Financial Officer.

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereto duly authorized.

Registrant:  Zazove Convertible Securities Fund, Inc.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary and Treasurer


Pursuant to the requirements of the Securities and Exchange
Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/sig/ Steven M. Kleiman
Name:  Steven M. Kleiman
Title:   Secretary Treasurer


By:	/sig/ Gene T. Pretti
Name:  Gene T. Pretti
Title:   President